Quarterly Holdings Report
for
Fidelity Managed Retirement 2020 Fund℠
April 30, 2022
RW38-NPRT3-0622
1.867270.114
Domestic Equity Funds - 17.6%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	31,691	394,554
Fidelity Series Commodity Strategy Fund (a)	31,666	168,147
Fidelity Series Large Cap Growth Index Fund (a)	16,679	258,022
Fidelity Series Large Cap Stock Fund (a)	15,864	279,200
Fidelity Series Large Cap Value Index Fund (a)	37,544	544,010
Fidelity Series Small Cap Opportunities Fund (a)	10,723	133,180
Fidelity Series Value Discovery Fund (a)	13,024	199,011
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,787,405)		1,976,124

International Equity Funds - 21.1%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	11,195	162,326
Fidelity Series Emerging Markets Fund (a)	10,825	93,309
Fidelity Series Emerging Markets Opportunities Fund (a)	49,871	859,273
Fidelity Series International Growth Fund (a)	21,946	335,991
Fidelity Series International Index Fund (a)	13,268	141,707
Fidelity Series International Small Cap Fund (a)	6,120	101,170
Fidelity Series International Value Fund (a)	32,534	336,726
Fidelity Series Overseas Fund (a)	29,020	336,635
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,408,207)		2,367,137

Bond Funds - 55.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	93,861	940,486
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	55,194	508,337
Fidelity Series Corporate Bond Fund (a)	77,456	738,929
Fidelity Series Emerging Markets Debt Fund (a)	7,405	58,130
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	2,200	18,721
Fidelity Series Floating Rate High Income Fund (a)	1,238	11,314
Fidelity Series Government Bond Index Fund (a)	109,413	1,058,027
Fidelity Series High Income Fund (a)	7,653	66,885
Fidelity Series Inflation-Protected Bond Index Fund (a)	7,490	75,275
Fidelity Series International Credit Fund (a)	217	1,925
Fidelity Series International Developed Markets Bond Index Fund (a)	43,930	399,326
Fidelity Series Investment Grade Bond Fund (a)	105,103	1,101,484
Fidelity Series Investment Grade Securitized Fund (a)	82,433	773,219
Fidelity Series Long-Term Treasury Bond Index Fund (a)	66,248	458,434
Fidelity Series Real Estate Income Fund (a)	4,033	44,723
TOTAL BOND FUNDS (Cost $6,755,425)		6,255,215

Short-Term Funds - 5.6%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 0.40% (a)(b)	126,865	126,865
Fidelity Series Short-Term Credit Fund (a)	13,110	126,774
Fidelity Series Treasury Bill Index Fund (a)	38,113	380,749
TOTAL SHORT-TERM FUNDS (Cost $638,291)		634,388

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $11,589,328)	11,232,864
NET OTHER ASSETS (LIABILITIES) - 0.0%	125
NET ASSETS - 100.0%	11,232,989

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	1,087,131	143,176	3,728	(1,135)	(2,334)	940,486
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	662,550	113,145	2,898	(4,683)	(36,385)	508,337
Fidelity Series Blue Chip Growth Fund	572,453	331,563	305,571	116,200	(15,766)	(188,125)	394,554
Fidelity Series Canada Fund	170,880	57,906	72,867	3,773	1,441	4,966	162,326
Fidelity Series Commodity Strategy Fund	361,100	169,005	327,922	112,708	(12,063)	(21,973)	168,147
Fidelity Series Corporate Bond Fund	909,734	256,777	290,234	18,815	(9,867)	(127,481)	738,929
Fidelity Series Emerging Markets Debt Fund	73,167	19,408	23,471	2,353	(1,630)	(9,344)	58,130
Fidelity Series Emerging Markets Debt Local Currency Fund	24,215	6,339	7,727	848	(417)	(3,689)	18,721
Fidelity Series Emerging Markets Fund	113,777	41,418	34,901	3,449	(3,158)	(23,827)	93,309
Fidelity Series Emerging Markets Opportunities Fund	1,029,116	522,157	353,454	109,209	(41,417)	(297,129)	859,273
Fidelity Series Floating Rate High Income Fund	14,358	3,053	6,026	433	(2)	(69)	11,314
Fidelity Series Government Bond Index Fund	1,148,964	371,953	342,222	9,713	(9,907)	(110,761)	1,058,027
Fidelity Series Government Money Market Fund 0.40%	335,922	43,786	252,843	206	-	-	126,865
Fidelity Series High Income Fund	84,265	20,762	31,294	3,276	(459)	(6,389)	66,885
Fidelity Series Inflation-Protected Bond Index Fund	1,145,419	141,423	1,166,503	42,676	42,393	(87,457)	75,275
Fidelity Series International Credit Fund	2,151	53	-	53	-	(279)	1,925
Fidelity Series International Developed Markets Bond Index Fund	-	489,494	62,838	371	(2,442)	(24,888)	399,326
Fidelity Series International Growth Fund	406,816	178,715	149,201	30,566	(6,217)	(94,122)	335,991
Fidelity Series International Index Fund	169,158	55,653	60,373	4,059	(1,512)	(21,219)	141,707
Fidelity Series International Small Cap Fund	142,609	44,600	45,719	15,893	(2,104)	(38,216)	101,170
Fidelity Series International Value Fund	403,483	139,452	177,549	19,175	(1,692)	(26,968)	336,726
Fidelity Series Investment Grade Bond Fund	1,253,672	368,665	375,849	21,378	(9,814)	(135,190)	1,101,484
Fidelity Series Investment Grade Securitized Fund	864,637	253,178	257,311	7,268	(6,721)	(80,564)	773,219
Fidelity Series Large Cap Growth Index Fund	365,184	139,753	206,357	8,476	10,849	(51,407)	258,022
Fidelity Series Large Cap Stock Fund	402,019	113,377	197,847	34,698	(331)	(38,018)	279,200
Fidelity Series Large Cap Value Index Fund	778,109	233,442	427,632	44,703	11,418	(51,327)	544,010
Fidelity Series Long-Term Treasury Bond Index Fund	403,340	301,888	150,194	7,252	(14,230)	(82,370)	458,434
Fidelity Series Overseas Fund	407,786	159,262	157,834	11,321	(2,861)	(69,718)	336,635
Fidelity Series Real Estate Income Fund	50,843	11,306	14,677	1,827	(5)	(2,744)	44,723
Fidelity Series Short-Term Credit Fund	288,074	45,997	197,055	3,215	(3,477)	(6,765)	126,774
Fidelity Series Small Cap Opportunities Fund	193,119	96,279	97,558	47,642	(7,625)	(51,035)	133,180
Fidelity Series Treasury Bill Index Fund	936,079	128,446	683,206	730	(396)	(174)	380,749
Fidelity Series Value Discovery Fund	285,980	85,824	149,743	28,480	1,254	(24,304)	199,011
	13,336,429	6,580,615	6,882,299	717,392	(92,576)	(1,709,305)	11,232,864

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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